Shareholder Fees {- Fidelity Managed Retirement 2020 Fund}	Sep. 29, 2020 USD ($)
07.31 Fidelity Managed Retirement Funds Retail Combo PRO-09 | Fidelity Managed Retirement 2020 Fund
Shareholder Fees:
(fees paid directly from your investment)	none